INCOME TAX - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Foreign rate differential	$ 956,412	$ 12,442,068	$ 1,442,871
Withholding tax	322,575	1,111,825	2,750,903
Deferred tax assets	10,713,904	10,588,167
Deferred tax liabilities	53,338,533	50,487,710
Net operating loss carryforwards	2,670,224	3,476,116
Unrecognized deferred tax assets	2,300,000	1,600,000
Other net unrecognized deferred tax assets	$ 200,000	300,000
Costa Rica
Statement [Line Items]
Average statutory tax rate	30.00%
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	15.00%
Cayman Islands and Panama
Statement [Line Items]
Tax rate effect of foreign tax rates	0.00%
Colombia
Statement [Line Items]
Alternative minimum tax rate	15.00%
Increase in current tax liability	$ 2,700,000	$ 3,000,000.0	$ 1,200,000